Group statement of comprehensive income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Losses on cash flow hedges	$ (7)	$ 4	$ 0
Exchange gains/(losses) on retranslation of foreign operations, tax	(4)	4	3
Gains/(losses) on equity instruments classified as fair value through other comprehensive income	(1)	4	(2)
Re-measurement gains/(losses) on defined benefit plans, including related tax credit	$ 0	$ 1	$ 1